Debt and Credit Facilities - Scheduled Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt and Credit Facilities
Long-term debt	$ 10,045	$ 10,405
2026
Debt and Credit Facilities
Long-term debt	973
2027
Debt and Credit Facilities
Long-term debt	559
2028
Debt and Credit Facilities
Long-term debt	343
2029
Debt and Credit Facilities
Long-term debt	65
2030
Debt and Credit Facilities
Long-term debt	654
Thereafter
Debt and Credit Facilities
Long-term debt	$ 7,451